Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes

6.Income Taxes

The provision for income taxes is as follows:

For the years ended December 31	2013	2012	2011

Current Tax
Canada	$(152)	$(219)	$(373)
United States	(64)	(25)	102
Other Countries	25	44	76
Total Current Tax Expense (Recovery)	(191)	(200)	(195)

Deferred Tax
Canada	(106)	(902)	(227)
United States	52	(935)	442
Other Countries	(3)	-	(3)
Total Deferred Tax Expense (Recovery)	(57)	(1,837)	212
Income Tax Expense (Recovery)	$(248)	$(2,037)	$17

The following table reconciles income taxes calculated at the Canadian statutory rate with the actual income taxes:

For the years ended December 31	2013	2012	2011

Net Earnings (Loss) Before Income Tax
Canada	$(316)	$(2,246)	$(1,973)
United States	46	(2,978)	1,477
Other Countries	258	393	518
Total Net Earnings (Loss) Before Income Tax	(12)	(4,831)	22
Canadian Statutory Rate	25.1%	25.0%	26.5%
Expected Income Tax	(3)	(1,208)	6
Effect on Taxes Resulting From:
Statutory rate and other foreign differences	(42)	(412)	53
Effect of legislative changes	(70)	-	-
Non-taxable capital (gains) losses	48	(16)	20
Tax differences on divestitures and transactions	(28)	(307)	-
Partnership tax allocations in excess of funding	(41)	(40)	-
Amounts in respect of prior periods	(103)	(64)	(60)
Other	(9)	10	(2)
	$(248)	$(2,037)	$17
Effective Tax Rate	2,066.7%	42.2%	77.3%

Statutory rate and other foreign differences above include statutory and other rate differences and international financing, which were previously reported separately in 2012 and 2011.

The net deferred income tax asset (liability) consists of:

As at December 31	2013	2012

Deferred Income Tax Assets
Property, plant and equipment	$786	$995
Compensation plans	109	113
Accrued and unpaid expense	61	65
Non-capital and net capital losses carried forward	429	119
Alternative minimum tax and foreign tax credits	199	122
Less valuation allowance	(6)	-
Other	95	61

Deferred Income Tax Liabilities
Property, plant and equipment	(407)	-
Risk management	(63)	(176)
Unrealized foreign exchange gains	(120)	(205)
Other	(29)	(14)
Net Deferred Income Tax Asset (Liability)	$1,054	$1,080

The net deferred income tax asset (liability) is reflected in the Consolidated Balance Sheet as follows:

As at December 31	2013	2012

Current deferred income tax asset	$118	$23
Non-current deferred income tax asset	939	1,116
Current deferred income tax liability	(3)	(59)
Net Deferred Income Tax Asset (Liability)	$1,054	$1,080

Tax pools, loss carryforwards, charitable donations and tax credits that can be utilized in future years are as follows:

		Expiration
As at December 31	2013	Date

Canada
Tax pools	$4,792	Indefinite
Net capital losses	269	Indefinite
Non-capital losses	505	2015 - 2033
Charitable donations	26	2015 - 2018
United States
Tax basis	$3,642	Indefinite
Non-capital losses	647	2033
Charitable donations	6	2018
Alternative minimum tax credits	55	Indefinite
Foreign tax credits (net of valuation allowance)	138	2021 - 2023

As at December 31, 2013, approximately $2.6 billion of Encana’s unremitted earnings from its foreign subsidiaries were considered to be permanently reinvested outside of Canada and, accordingly, Encana has not recognized a deferred tax liability for Canadian income taxes in respect of such earnings.  If such earnings were to be remitted to Canada, Encana may be subject to Canadian income taxes and foreign withholding taxes.  However, determination of any potential amount of unrecognized deferred income tax liabilities is not practicable.

The following table presents changes in the balance of Encana’s unrecognized tax benefits excluding interest:

For the years ended December 31	2013	2012

Balance, Beginning of Year	$164	$165
Additions for tax positions taken in the current year	-	2
Additions for tax positions of prior years	-	3
Reductions for tax positions of prior years	(2)	(2)
Lapse of statute of limitations	(4)	(4)
Settlements	(29)	(4)
Foreign currency translation	(10)	4
Balance, End of Year	$119	$164

The unrecognized tax benefit is reflected in the Consolidated Balance Sheet as follows:

For the years ended December 31	2013	2012

Income tax receivable	$-	$59
Other liabilities and provisions (See Note 13)	133	134
Current deferred income tax liability	2	5
Non-current deferred income tax asset	(16)	(34)
Balance, End of Year	$119	$164

If recognized, all of Encana’s unrecognized tax benefits as at December 31, 2013 would affect Encana’s effective income tax rate.  Encana does not anticipate that the amount of unrecognized tax benefits will significantly change during the next 12 months.

Encana recognizes interest accrued in respect of unrecognized tax benefits in interest expense.  During 2013, Encana recognized a recovery of $6 million (2012 – $8 million; 2011 – $18 million) in interest expense.  As at December 31, 2013, Encana had a liability of $1 million (2012 – $3 million) for interest accrued in respect of unrecognized tax benefits.

Included below is a summary of the tax years, by jurisdiction, that remain subject to examination by the taxation authorities.

Jurisdiction	Taxation Year

Canada - Federal	2005	-	2013
Canada - Provincial	2005	-	2013
United States - Federal	2008	-	2013
United States - State	2008	-	2013
Other	2012	-	2013

Encana and its subsidiaries file income tax returns primarily in Canada and the United States.  Issues in dispute  for audited years and audits for subsequent years are ongoing and in various stages of completion.